Receivables from Financial Services - Schedule of Receivables from Financial Services (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables from financial services
Non-current receivables from financial services	₺ 137,559	₺ 75,717
Current receivables from financial services	₺ 2,014,626	₺ 1,886,381